Significant events and transactions related to the three-month period ended June 30, 2026	6 Months Ended
Jun. 30, 2026
Significant Events And Transactions Related To Three-month Period Ended June 30 2026
Significant events and transactions related to the three-month period ended June 30, 2026

2. Significant events and transactions related to the three-month period ended June 30, 2026

•	Shareholder remuneration – In July, 2026 (subsequent event), the Board of Directors approved shareholder remuneration in the total amount of US$1,701, to be paid in September, 2026. Further details are provided in note 25(d) of these interim financial statements.
•	Share buyback program – In the three-month period ended June 30, 2026, the Company repurchased 8,771,000 common shares and their respective ADRs, corresponding to a total value of US$140. Additionally, in July 2026 (subsequent event), the Board of Directors approved a new share buyback program, which will begin upon termination of the currently existing program. Further details are presented in note 25(c) of these interim financial statements.
•	Increase of share capital - In April, 2026, the General Shareholders' Meeting approved a share capital increase of US$100 (R$500 million) through the capitalization of the tax incentive reserve. Further details are presented in note 25(a) of these interim financial statements.